Regulation - Nature of Regulation Schedule (Details) - company		12 Months Ended
	Jul. 01, 2025	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
ITC
Public Utilities, General Disclosures [Line Items]
Approved cost-based formula, annual true-up period			2 years
FortisOntario
Public Utilities, General Disclosures [Line Items]
Number of utilities			3
Franchise agreement term			35 years
FortisOntario | Electric Utilities, future test year to establish rates
Public Utilities, General Disclosures [Line Items]
Number of utilities			2
FERC | ITC
Public Utilities, General Disclosures [Line Items]
Capital structure of common equity			60.00%
Allowed ROE			10.73%	10.73%
Allowed ROE, incentive adders			0.75%
Approved cost-based formula, annual true-up period			2 years
FERC | TEP
Public Utilities, General Disclosures [Line Items]
Allowed ROE			9.79%	9.79%
ACC | TEP
Public Utilities, General Disclosures [Line Items]
Capital structure of common equity			54.30%
Allowed ROE			9.55%	9.55%
ACC | UNS Electric
Public Utilities, General Disclosures [Line Items]
Capital structure of common equity			53.70%
Allowed ROE			9.75%	9.75%
ACC | UNS Gas
Public Utilities, General Disclosures [Line Items]
Capital structure of common equity			50.80%
Allowed ROE			9.75%	9.75%
PSC | Central Hudson
Public Utilities, General Disclosures [Line Items]
Capital structure of common equity	48.00%		48.00%
Allowed ROE	9.50%		9.50%	9.50%
Approved rate, period	3 years
BCUC | FortisBC Energy
Public Utilities, General Disclosures [Line Items]
Capital structure of common equity			45.00%
Allowed ROE			9.65%	9.65%
BCUC | FortisBC Electric
Public Utilities, General Disclosures [Line Items]
Capital structure of common equity			41.00%
Allowed ROE			9.65%	9.65%
AUC | FortisAlberta
Public Utilities, General Disclosures [Line Items]
Capital structure of common equity			37.00%
Allowed ROE			8.97%	9.28%
AUC | FortisAlberta | Forecast
Public Utilities, General Disclosures [Line Items]
Allowed ROE		9.02%
PUB | Newfoundland Power
Public Utilities, General Disclosures [Line Items]
Capital structure of common equity			45.00%
Allowed ROE			8.60%	8.50%
IRAC | Maritime Electric
Public Utilities, General Disclosures [Line Items]
Capital structure of common equity			40.00%
Allowed ROE			9.35%	9.35%
OEB | FortisOntario
Public Utilities, General Disclosures [Line Items]
Capital structure of common equity			40.00%
OEB | FortisOntario | Minimum
Public Utilities, General Disclosures [Line Items]
Allowed ROE			8.66%	8.52%
OEB | FortisOntario | Maximum
Public Utilities, General Disclosures [Line Items]
Allowed ROE			9.30%	9.30%
Utility Regulation and Competition Office | Caribbean Utilities
Public Utilities, General Disclosures [Line Items]
Transmission and distribution license period			20 years
Non-exclusive generation license period			25 years
Utility Regulation and Competition Office | Caribbean Utilities | Minimum
Public Utilities, General Disclosures [Line Items]
ROA (percent)			8.50%	8.25%
Utility Regulation and Competition Office | Caribbean Utilities | Maximum
Public Utilities, General Disclosures [Line Items]
ROA (percent)			10.50%	10.25%